SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2017
Cash and Cash Equivalents [Abstract]
Short Term Investments [Text Block]
4.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Held-to-maturity investments (1)	$27,470,431	$171,703,197
Variable-rate financial instruments (2)	-	57,753,200
	$27,470,431	$229,456,397

(1)
The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.

(2)
In fiscal year 2017, the Group purchased several one-year investment products indexed to different stock or stock markets. The Group accounted for them at fair value and recorded a $1,246,800 loss resulting from changing in fair value for the year ended February 28, 2017.

There was no impairment on these investments during the years ended February 28, 2015, February 29, 2016 and February 28, 2017.